ACCOUNTS PAYABLE AND ACCRUED CHARGES AND PROVISIONS	12 Months Ended
Dec. 31, 2019
ACCOUNTS PAYABLE AND ACCRUED CHARGES AND PROVISIONS
ACCOUNTS PAYABLE AND ACCRUED CHARGES AND PROVISIONS

19.  ACCOUNTS PAYABLE, ACCRUED CHARGES AND PROVISIONS

	2019	2018

Trade and accruals	$575.1	$579.5
Salaries and employee benefits	145.8	139.0
Interest payable	56.5	49.9
Provisions	15.9	27.0
Stock-based compensation	11.7	18.9
	$805.0	$814.3